BACKGROUND	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND

NOTE 1 – BACKGROUND

Rebus Holdings, Inc. (“we”, “us”, “our company”, “our”, “Rebus,” “Rebus Holdings,” or the “Company”) (formerly known as Inspyr Therapeutics, Inc., see Note 10 Subsequent Events) was formed under the laws of the State of Delaware in November 2003, and has its principal office in Westlake Village, California. We are focused on the research and development of novel targeted precision therapeutics for the treatment of cancer.

Our approach utilizes our proprietary delivery technology to better enhance immuno-modulation for improved therapeutic outcomes. Our potential first-in-class immune-oncology lead asset, RT-AR001, an adenosine receptor A2B antagonist, is differentiated by its novel microparticle formulation that allows for better tumor infiltration and enhanced outcomes when administered intra-tumorally. Our patented portfolio of adenosine receptor antagonists provides flexibility to optimize treatment based on the specific targets found in each type of cancer.

The adenosine receptor modulators include A 2B antagonists, dual A 2A /A 2B antagonists, and A 2A antagonists that have broad development applicability including indications within immuno-oncology and inflammation. Adenosine is implicated in immunosuppression in the tumor microenvironment. Adenosine receptor antagonists may boost the host immune response against the tumor as a single-agent and in combination with other existing immuno-oncology agents leading to enhanced tumor killing and inhibition of metastasis. Adenosine also has anti-inflammatory properties in the acute and chronic setting. Adenosine receptor antagonists may promote a decreased inflammatory response and can potentially treat a broad range of inflammatory and autoimmune based diseases and conditions (e.g., rheumatoid arthritis, joint injury, Crohn’s disease, psoriasis) as well as improve wound healing and decrease pain.

Pursuant to our recent termination of license with Ridgeway Therapeutics, Inc., a Delaware Corporation (“Ridgeway”), we reacquired the rights to certain intellectual property, discussed above, and are currently focusing on a pipeline of small molecule adenosine receptor modulators. In October 2020, pursuant to the cancellation of a license agreement whereby we previously licensed US Patent 9,593,118, we reacquired the exclusive right to such patent that covers both A2B and dual A2A/A2B antagonists. Accordingly, going forward our major focus will be to: (i) further characterization of the anti-cancer activity of our unique pipeline delivery platform containing A2B and dual A2A/A2B antagonists, leading to selection of a clinical candidate or candidates for an Investigative New Drug or IND enabling studies; and (ii) licensing and/or partnering our delivery platform and the A2B and dual A2A/A2B antagonists for further development.

Our ability to execute the business plan is contingent upon our ability to raise the necessary funds. During March 2020, we sold approximately $250,000 of debt securities and in October 2020, we sold $500,000 of debt securities for cash. In January 2021, we sold an additional $500,000 of debt securities for cash and in June 2021, we sold an additional $500,000 of debt securities for cash. We are currently using such funds to maintain our SEC reporting requirements, pay legal accounting and other professional fees, and to retain consultants and other personnel to develop the adenosine A2R antagonists and in preparation for an IND filing related to our unique delivery platform and portfolio of adenosine A2R antagonists for the treatment of certain solid tumors. Should we fail to further raise sufficient funds to execute our business plan, our priority would be to maintain our intellectual property portfolio and seek business development opportunities with potential development partners and/or acquirors.

Reverse Stock Split

As further described in Note 10, Subsequent Events, pursuant to a written consent, Rebus’ shareholders approved a proposal authorizing the Board of Directors to effect a reverse stock split of the Company’s common stock (“Common Stock”).

On September 1, 2021, the Board of Directors approved a one-for-seventy-five (1-for-75) reverse stock split of the Company’s Common Stock (“Reverse Stock Split”). The Reverse Stock Split became effective with the Secretary of State of Delaware as of 4:59 p.m. Eastern Time on October 5, 2021, and the Company began trading on a post Reverse Stock Split basis at the market open on October 12, 2021. As a result of the Reverse Stock Split, each of the holders of the Company’s Common Stock received one (1) new share of Common Stock for every seventy-five (75) shares such shareholder held immediately prior. No fractional shares were issued as a result of the Reverse Stock Split. Any fractional shares that would have otherwise resulted from the Reverse Stock Split will be rounded up to the next whole number of shares. The Reverse Stock Split also affected the Company’s outstanding stock options, warrants and other exercisable or convertible instruments and resulted in the shares underlying such instruments being reduced and the exercise price being increased proportionately to the Reverse Stock Split ratio. All share and per share data have been retroactively restated in the accompanying consolidated financial statements and footnotes for all periods presented to reflect the effects of the Reverse Stock Split.

Termination of License Agreement

On October 5, 2020, the Company entered into an agreement with Ridgeway(“Termination Agreement”) whereby the parties terminated the licensing agreement previously entered into on August 3, 2018 (“Licensing Agreement”), The Company had previously licensed certain technologies related to targeting adenosine receptor antagonists for the treatment of cancer (the “Licensed Assets”). As a result of the Termination Agreement, the Company reacquired full ownership and worldwide rights to all of the Licensed Assets as well as any improvements made thereto.

In exchange for entering into the Termination Agreement, the Company issued to Ridgeway: (i) 866,667 shares Common Stock, and (ii) 8,000 shares of Series F 0% Convertible Preferred Stock (“Series F Preferred Stock”). Additionally, the Company paid expenses and costs of Ridgeway’s aggregating approximately $25,000.

Pursuant to a Certificate of Designation of the Series F Preferred Stock, each share of Series F Preferred Stock has a stated value of $10.00 per share and is convertible into Common Stock at any time at the election of the holder. In the aggregate, all of the Series F Preferred Stock issued to Ridgeway is convertible into such number of shares of Common Stock equal to eighty percent (80%) of the issued and outstanding shares of Common Stock, post-conversion, on the conversion date (taking into effect any forward or reverse stock splits or consolidations). The Series F Preferred Stock votes on an as if converted to Common Stock basis. Additionally, upon the Company’s outstanding Convertible Debentures (as such term is defined in the Certificate of Designation) being terminated, converted, or otherwise extinguished, the Series F Preferred Stock will automatically convert into Common Stock.

Pursuant to the Termination Agreement, in the event that the Company is unable to secure equity financing resulting in aggregate gross proceeds to the Company of at least $5,000,000 by October 5, 2023, or in the event that the Company ceases its operations, then the Termination Agreement will be deemed terminated and the Licensing Agreement will be reinstated in exchange for the return of the Common Shares and Series F Preferred Stock issued to Ridgeway.

As a result of the issuance of the Common Shares and Series F Preferred Stock, Ridgeway became the owner of approximately 54.14% of the Company’s issued and outstanding Common Stock. Furthermore, by virtue of the issuance of the Series F Preferred Stock, Ridgeway will vote on an as if converted to common stock basis which shall be equal to eighty percent (80%) of the issued and outstanding Common Stock post-conversion. Accordingly, the Board of Directors determined that a change in control of the registrant has occurred. The Company did not have a prior relationship with Ridgeway, or any of its principals, except pursuant to the terms contained in the Termination Agreement and its previous relationship under the Licensing Agreement.

NOTE 1 – BACKGROUND

Inspyr Therapeutics, Inc. (“we”, “us”, “our company”, “our”, “Inspyr” or the “Company”) was formed under the laws of the State of Delaware in November 2003, and has its principal office in Westlake Village, California. We are focused on the research and development of novel targeted precision therapeutics for the treatment of cancer.

Our approach utilizes our proprietary delivery technology to better enhance immuno-modulation for improved therapeutic outcomes. Our potential first-in-class immune-oncology lead asset, RT-AR001, an adenosine receptor A2B antagonist, is differentiated by its novel microparticle formulation that allows for better tumor infiltration and enhanced outcomes when administered intra-tumorally. Our patented portfolio of adenosine receptor antagonists provides flexibility to optimize treatment based on the specific targets found in each type of cancer.

The adenosine receptor modulators include A 2B antagonists, dual A 2A /A 2B antagonists, and A 2A antagonists that have broad development applicability including indications within immuno-oncology and inflammation. Adenosine is implicated in immunosuppression in the tumor microenvironment. Adenosine receptor antagonists may boost the host immune response against the tumor as a single-agent and in combination with other existing immuno-oncology agents leading to enhanced tumor killing and inhibition of metastasis. Adenosine also has anti-inflammatory properties in the acute and chronic setting. Adenosine receptor antagonists may promote a decreased inflammatory response and can potentially treat a broad range of inflammatory and autoimmune based diseases and conditions (e.g., rheumatoid arthritis, joint injury, Crohn’s disease, psoriasis) as well as improve wound healing and decrease pain.

Pursuant to our recent termination of license with Ridgeway Therapeutics, Inc. (“Ridgeway”), we reacquired the rights to certain intellectual property, discussed above, and are currently focusing on a pipeline of small molecule adenosine receptor modulators. In October 2020, pursuant to the cancellation of a license agreement whereby we previously licensed US Patent 9,593,118, we reacquired the exclusive right to such patent that covers both A2B and dual A2A/A2B antagonists. Accordingly, going forward our major focus will be to: (i) further characterization of the anti-cancer activity of our unique pipeline delivery platform containing A2B and dual A2A/A2B antagonists, leading to selection of a clinical candidate or candidates for an Investigative New Drug or IND enabling studies; and (ii) licensing and/or partnering our delivery platform and the A2B and dual A2A/A2B antagonists for further development.

Our ability to execute the business plan is contingent upon our ability to raise the necessary funds. During March 2020, we sold approximately $250,000 of debt securities and in October 2020, we sold $500,000 of debt securities for cash. In January 2021, we sold an additional $500,000 of debt securities for cash (see Note 15). We are currently using such funds to maintain our SEC reporting requirements, pay legal accounting and other professional fees, and to retain consultants and other personnel to develop the adenosine A2R antagonists and in preparation for an IND filing related to our unique delivery platform and portfolio of adenosine A2R antagonists for the treatment of certain solid tumors. Should we fail to further raise sufficient funds to execute our business plan, our priority would be to maintain our intellectual property portfolio and seek business development opportunities with potential development partners and/or acquirors.

Termination of License Agreement

On October 5, 2020, the Company entered into an agreement with Ridgeway Therapeutics, Inc. (“Termination Agreement”) whereby the parties terminated the licensing agreement previously entered into on August 3, 2018 (“Licensing Agreement”), whereby the Company had previously licensed certain technologies related to targeting adenosine receptor antagonists for the treatment of cancer (the “Licensed Assets”). As a result of the Termination Agreement, the Company reacquired full ownership and worldwide rights to all of the Licensed Assets as well as any improvements made thereto.

In exchange for entering into the Termination Agreement, the Company issued to Ridgeway: (i) 866,667 shares (“Common Shares”) of the Company’s common stock, (“Common Stock”), and (ii) 8,000 shares of Series F 0% Convertible Preferred Stock (“Series F Preferred Stock”). Additionally, we have agreed to pay certain expenses and costs of Ridgeway’s aggregating approximately $25,000.

The Company has filed a certificate of designation (“COD”) with the Secretary of State of the State of Delaware that contains the rights, preferences, and privileges of the Series F Preferred Stock. Pursuant to the COD, each share of Series F Preferred Stock has a stated value of $10.00 per share and is convertible into Common Stock at any time at the election of the holder. In the aggregate, all of the Series F Preferred Stock issued to Ridgeway is convertible into such number of shares of Common Stock equal to eighty percent (80%) of the issued and outstanding shares of Common Stock, post-conversion, on the conversion date (taking into effect any forward or reverse stock splits or consolidations). The Series F Preferred Stock votes on an as if converted to common stock basis. Additionally, upon the Company’s outstanding Convertible Debentures (as such term is defined in the COD) being terminated, converted, or otherwise extinguished, the Series F Preferred Stock will automatically convert into Common Stock.

Pursuant to the Termination Agreement, in the event that the Company is unable to secure equity financing resulting in aggregate gross proceeds to the Company of at least $5,000,000 by October 5, 2023, or in the event that the Company ceases its operations, then the Termination Agreement will be deemed terminated and the Licensing Agreement will be reinstated in exchange for the return of the Common Shares and Series F Preferred Stock.

As a result of the issuance of the Common Shares and Series F Preferred Stock, Ridgeway Therapeutics became the owner of approximately 54.14% of the Company’s issued and outstanding Common Stock. Furthermore, by virtue of the issuance of the Series F Preferred Stock, Ridgeway will vote on an as if converted to common stock basis which shall be equal to eighty percent (80%) of the issued and outstanding Common Stock post-conversion. Accordingly, the board of directors of the Company has determined that a change in control of the registrant has occurred. The Company did not have a prior relationship with Ridgeway, or any of its principals, except pursuant to the terms contained in the Termination Agreement and its previous relationship under the Licensing Agreement.